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       Investments(R)







                                                 December 16, 2005

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust V (the "Trust")
     (File Nos. 333-129005 and 811-21823)
     CIK No. 0001341256

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses and the multi-class statements of additional information relating to the offering of the Trust's Class A, B and C shares for each of the following series of the Trust: Pioneer Global Select Equity Fund, Pioneer Select Research Value Fund and Pioneer Select Research Growth Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A filed electronically with the Commission on December 14, 2005 (Accession No. 0001341256-05-000010).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4699.

                                                 Very truly yours,


                                                 /s/ Karen Jacoppo-Wood
                                                 Karen Jacoppo-Wood
                                                 Counsel

cc:  Christopher J. Kelley, Esq.
     David C. Phelan, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."